Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 10.2%
Entertainment 2.1%
Activision Blizzard, Inc.	77,682	5,774,880
Warner Bros Discovery, Inc.(a)	153,532	1,765,618
Total		7,540,498
Interactive Media & Services 6.0%
Alphabet, Inc., Class A(a),(b)	144,820	13,852,033
Alphabet, Inc., Class C(a)	86,000	8,268,900
Total		22,120,933
Media 2.0%
Comcast Corp., Class A	47,925	1,405,640
Fox Corp., Class A	193,160	5,926,149
Total		7,331,789
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.(a)	3,400	456,178
Total Communication Services		37,449,398
Consumer Discretionary 1.9%
Internet & Direct Marketing Retail 1.9%
eBay, Inc.	195,829	7,208,466
Total Consumer Discretionary		7,208,466
Health Care 0.2%
Biotechnology 0.2%
Eiger BioPharmaceuticals, Inc.(a)	110,761	834,030
Total Health Care		834,030
Industrials 3.0%
Electrical Equipment 2.7%
Bloom Energy Corp., Class A(a)	489,301	9,781,127
Professional Services 0.3%
HireRight Holdings Corp.(a)	75,195	1,147,476
Total Industrials		10,928,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 81.0%
Communications Equipment 4.2%
Arista Networks, Inc.(a)	26,144	2,951,396
F5, Inc.(a)	37,100	5,369,483
Lumentum Holdings, Inc.(a)	81,410	5,582,284
Telefonaktiebolaget LM Ericsson, ADR	259,900	1,491,826
Total		15,394,989
Electronic Equipment, Instruments & Components 1.9%
Advanced Energy Industries, Inc.	84,425	6,535,339
National Instruments Corp.	15,500	584,970
Total		7,120,309
IT Services 8.2%
DXC Technology Co.(a)	96,600	2,364,768
Fidelity National Information Services, Inc.	48,100	3,634,917
Fiserv, Inc.(a)	46,576	4,358,116
GoDaddy, Inc., Class A(a)	122,085	8,653,385
Thoughtworks Holding, Inc.(a)	92,003	965,112
Visa, Inc., Class A	56,525	10,041,666
Total		30,017,964
Semiconductors & Semiconductor Equipment 33.3%
Analog Devices, Inc.	75,594	10,533,268
Applied Materials, Inc.(b)	136,786	11,206,877
Broadcom, Inc.(b)	34,025	15,107,440
GlobalFoundries, Inc.(a)	85,615	4,139,485
Lam Research Corp.(b)	55,072	20,156,352
Marvell Technology, Inc.	195,122	8,372,685
Microchip Technology, Inc.	91,800	5,602,554
Micron Technology, Inc.	103,060	5,163,306
NXP Semiconductors NV	33,200	4,897,332
ON Semiconductor Corp.(a)	6,800	423,844
Qorvo, Inc.(a)	59,175	4,699,087
Rambus, Inc.(a)	118,300	3,007,186
Renesas Electronics Corp.(a)	505,900	4,241,081
Skyworks Solutions, Inc.	8,000	682,160
SMART Global Holdings, Inc.(a)	138,790	2,202,597
Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	103,503	10,247,832
Teradyne, Inc.(b)	159,607	11,994,466
Total		122,677,552
Software 21.9%
Cerence, Inc.(a)	78,892	1,242,549
Dropbox, Inc., Class A(a)	434,335	8,999,421
Fortinet, Inc.(a)	144,220	7,085,529
Intapp, Inc.(a)	20,363	380,177
Microsoft Corp.(b)	59,100	13,764,390
NortonLifeLock, Inc.	348,248	7,013,715
Oracle Corp.	121,000	7,389,470
Palo Alto Networks, Inc.(a)	51,033	8,358,695
Salesforce, Inc.(a)	18,800	2,704,192
Samsara, Inc., Class A(a)	42,426	512,082
Splunk, Inc.(a)	6,400	481,280
Synopsys, Inc.(a)	44,402	13,565,255
Tenable Holdings, Inc.(a)	25,300	880,440
VMware, Inc., Class A	32,973	3,510,306
Xperi Holding Corp.(a)	339,088	4,794,704
Total		80,682,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 11.5%
Apple, Inc.(b)	160,400	22,167,280
Dell Technologies, Inc.	97,579	3,334,274
HP, Inc.	167,250	4,167,870
NetApp, Inc.	129,559	8,013,224
Western Digital Corp.(a)	145,949	4,750,640
Total		42,433,288
Total Information Technology		298,326,307
Total Common Stocks (Cost $238,082,444)		354,746,804

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(d)	13,856,530	13,849,602
Total Money Market Funds (Cost $13,848,006)		13,849,602
Total Investments in Securities (Cost: $251,930,450)		368,596,406
Other Assets & Liabilities, Net		(209,774)
Net Assets		368,386,632

At September 30, 2022, securities and/or cash totaling $85,420,620 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
F5, Inc.	Morgan Stanley	USD	(43,419)	(3)	195.00	1/20/2023	(1,783)	(413)
NASDAQ 100 Index	Morgan Stanley	USD	(178,830,886)	(163)	12,750.00	10/21/2022	(1,710,925)	(95,355)
Total							(1,712,708)	(95,768)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
2	Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	12,268,140	58,686,898	(57,107,540)	2,104	13,849,602	(3,358)	105,079	13,856,530
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund, Inc. | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT221_12_M01_(11/22)